SHARE-BASED COMPENSATION (Employee share purchase plans) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Jan. 01, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses | $	$ 16,065	$ 15,756
Employee share purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of payroll deductions from salary to purchase from Treasury (up to)	10.00%
Share price as a percentage of current share price	90.00%
Service period for share-based compensation plan	2 years
Common shares reserved for issuance under the plans (in shares) | shares	5,000,000
Number of shares issued (in shares) | shares	852,255	794,193
Compensation expense included in selling, general and administrative expenses | $	$ 200	$ 200